Business Combination (Details ) - 3 months ended Apr. 30, 2014 - USD ($)	Total
Business Combination [Abstract]
REVENUES	$ 29,470
Net Loss	$ (1,033,374)
Net loss per share basic and diluted	$ (0.01)
Weighted average of shares outstanding	219,433,333